Income Tax Expense - Schedule of Tax Rate (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Tax Rate [Abstract]
Tax rates applicable to respective profits	16.50%	16.50%	16.50%